ALPHA ARCHITECT TAIL RISK ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

PURCHASED OPTIONS - 120.9%(a)(b)	Notional Amount	Contracts	Value
Call Options - 5.8%
SPDR S&P 500 ETF Trust, Expiration: 09/19/2025; Exercise Price: $10.01(c)	$24,343,290	394	23,930,772

Put Options - 115.1%
S&P 500 Index
Expiration: 07/18/2025; Exercise Price: $2,700.00	2,720,250,080	4,384	32,880
Expiration: 08/15/2025; Exercise Price: $2,500.00	2,880,337,790	4,642	92,840
Expiration: 09/19/2025; Exercise Price: $11,000.00	145,195,830	234	109,929,690
Expiration: 09/19/2025; Exercise Price: $2,500.00	2,756,238,790	4,442	399,780
Expiration: 10/17/2025; Exercise Price: $2,500.00	2,571,331,280	4,144	777,000
SPDR S&P 500 ETF Trust, Expiration: 09/19/2025; Exercise Price: $10,010.01(c)	24,343,290	394	366,112,680
Total Put Options			477,344,870
TOTAL PURCHASED OPTIONS (Cost $508,783,002)			501,275,642

SHORT-TERM INVESTMENTS - 0.1%		Shares
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 4.25% (d)		606,826	606,826
TOTAL SHORT-TERM INVESTMENTS (Cost $606,826)			606,826

TOTAL INVESTMENTS - 121.0% (Cost $509,389,828)			$501,882,468
Liabilities in Excess of Other Assets - (21.0)%			(86,933,812)
TOTAL NET ASSETS - 100.0%			$414,948,656

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	100 shares per contract.
(c)	FLexible EXchange® Options.
(d)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

ALPHA ARCHITECT TAIL RISK ETF
SCHEDULE OF WRITTEN OPTIONS
June 30, 2024 (Unaudited)

WRITTEN OPTIONS - (20.9)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (0.0)%
SPDR S&P 500 ETF Trust, Expiration: 09/19/2025; Exercise Price: $10,010.01(c)	$(24,343,290)	(394)	(1,576)

Put Options - (20.9)%
S&P 500 Index, Expiration: 09/19/2025; Exercise Price: $10,000.00	(145,195,830)	(234)	(86,739,120)
SPDR S&P 500 ETF Trust, Expiration: 09/19/2025; Exercise Price: $10.01(c)	(24,343,290)	(394)	(1,576)
Total Put Options			(86,740,696)
TOTAL WRITTEN OPTIONS (Premiums received $92,098,533)			(86,742,272)

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.
(b)	100 shares per contract.
(c)	FLexible EXchange® Options.

ALPHA ARCHITECT ETFs

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Alpha Architect Tail Risk ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Investments:
Purchased Options	$—	$501,275,642	$—	$501,275,642
Money Market Funds	606,826	—	—	606,826
Total Investments	$606,826	$501,275,642	$—	$501,882,468

Liabilities:
Investments:
Written Options	$—	$(86,742,272)	$—	$(86,742,272)
Total Investments	$—	$(86,742,272)	$—	$(86,742,272)

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended June 30, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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